Notes Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2024
Notes Receivable, Net [Abstract]
Schedule of Notes Receivable, Net
	As of December 31,
	2024	2023
Notes receivable, gross	$384,931	$2,004,616
Less: allowance for expected credit loss	(3,053)	(18,753)
Notes receivable, net	$381,878	$1,985,863